Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Income (Loss) for the period	$ (357,145)	$ (342,182)	$ 500,803	$ (226,053)
Adjustments to Net Income (Loss) for Non-Cash Items:
Share-based payment	6,209	24,356	20,055	81,115
Unrealized foreign exchange (gain)/loss	(66,324)	22,389	(21,791)	(4,469)
Bad debt expense			32,386
Depreciation	25,938	47,234	77,786	142,170
Lease inducement		(2,903)		(8,710)
Operating Income (Loss) before Working Capital Changes	(391,322)	(251,106)	609,239	(15,947)
Working Capital Adjustments:
(Increase) / decrease in accounts and grants receivable	733,852	47,497	589,119	(88,478)
(Increase) / decrease in prepaid and other receivables	47,118	5,841	36,926	6,930
Increase / (decrease) in accounts payable	(68,471)	(18,925)	(151,437)	(112,104)
Increase / (decrease) in accrued liabilities	(16,165)	103,586	(64,627)	194,035
Increase / (decrease) in contract liability	35,958	1,213	(18,501)	(40,832)
Cash Provided by (Used in) Operations	340,970	(111,894)	1,000,719	(56,396)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment				(450)
Net Cash Flows Used in Investing Activities				(450)
CASH FLOWS FROM FINANCING ACTIVITIES
Increase / (decrease) in lease obligation	(18,962)	(49,029)	(55,772)	(146,630)
Interest of lease obligation	10,437		32,427
Proceeds from loans		58,000	40,000	449,612
Repayment of loans payable		(58,000)		(449,612)
Net Cash Flows Provided By (Used in) Financing Activities	(8,525)	(49,029)	16,655	(146,630)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	332,445	(160,923)	1,017,374	(203,476)
Cash and Cash Equivalents, Beginning of the Period	1,127,418	191,290	442,489	233,843
Cash and Cash Equivalents, End of the Period	$ 1,459,863	$ 30,367	$ 1,459,863	$ 30,367